Commitments And Contingencies (Tables)	9 Months Ended
Sep. 30, 2013
Commitments And Contingencies [Abstract]
Summary Of Future Minimum Rentals Under Non-Cancellable Operating Leases

Period	Future Minimum Rents
Remainder of 2013	48,482
2014	80,809